UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.

(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.  Statement of Investments

				Value
	Shares	COMMON STOCKS		(note 1a)
CONSUMER	AUTOMOBILESAND COMPONENTS (3.9%)
DISCRETIONARY	1,264,063	Ford Motor Company		$21,324,743
(15.7%)	330,211	Visteon Corporation (a)		24,977,160
			(Cost $34,971,752)	46,301,903
	CONSUMERSERVICES (1.2%)
	750,000	International Game Technology	(Cost $8,678,620)	14,197,500
	RETAILING (10.6%)
	284,050	Kohl’s Corporation		14,699,587
	460,000	Target Corporation		29,430,800
	1,419,668	The TJX Companies, Inc.		80,055,079
			(Cost $43,547,349)	124,185,466
			(Cost $87,197,721)	184,684,869

CONSUMER	FOOD, BEVERAGE AND TOBACCO (9.5%)
STAPLES	262,400	Diageo plc ADR		33,345,792
(13.3%)	450,000	Nestle S.A. (a)		31,474,620
	230,000	PepsiCo, Inc.		18,285,000
	728,845	Unilever N.V.		28,351,896
			(Cost $60,543,078)	111,457,308
	FOOD AND STAPLES RETAILING (3.8%)
	394,500	Costco Wholesale Corporation	(Cost $12,041,935)	45,434,565
			(Cost $72,585,013)	156,891,873

ENERGY	1,683,269	Alpha Natural Resources, Inc. (a)		10,032,283
(11.2%)	331,478	Apache Corporation		28,222,037
	196,600	Canadian Natural Resources Limited		6,181,104
	685,000	Halliburton Company		32,982,750
	120,000	Occidental Petroleum Corporation		11,224,800
	803,803	Ultra Petroleum Corp. (a)		16,534,228
	1,725,000	Weatherford International Ltd. (a)		26,444,250
			(Cost $93,225,698)	131,621,452

FINANCIALS	BANKS (2.0%)
(24.5%)	675,000	Bond Street Holdings LLC, Class A (a) (b)		10,125,000
	75,000	Bond Street Holdings LLC, Class B (a) (c)		1,068,750
	110,000	M&T Bank Corporation		12,311,200
			(Cost $14,183,926)	23,504,950
	DIVERSIFIED FINANCIALS (5.5%)
	275,000	American Express Company		20,768,000
	450,000	JPMorgan Chase & Co.		23,260,500
	540,000	Nelnet, Inc.		20,763,000
			(Cost $32,230,115)	64,791,500
	INSURANCE (17.0%)
	330,492	Aon plc		24,601,824
	825,000	Arch Capital Group Ltd. (a)		44,657,250
	110	Berkshire Hathaway Inc. Class A (a)		18,745,100
	240,000	Everest Re Group, Ltd.		34,898,400
	53,500	Forethought Financial Group, Inc. Class A (a) (d)		14,712,500
	365,000	MetLife, Inc.		17,136,750
	260,000	PartnerRe Ltd.		23,800,400
	355,000	Platinum Underwriters Holdings, Ltd.		21,204,150
			(Cost $73,541,776)	199,756,374
			(Cost $119,955,817)	288,052,824

				Value
	Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE	PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES
(7.9%)	440,000	Ariad Pharmaceuticals, Inc. (a)		$8,096,000
	100,000	Celgene Corporation (a)		15,413,700
	131,535	Cytokinetics, Incorporated (a)		995,720
	428,600	Gilead Sciences, Inc. (a)		26,946,082
	858,979	Idenix Pharmaceuticals, Inc. (a)		4,458,101
	325,000	Merck & Co., Inc.		15,472,925
	755,808	Pfizer Inc.		21,710,585
			(Cost $55,142,386)	93,093,113

INDUSTRIALS	CAPITAL GOODS (5.2%)
(11.8%)	650,000	General Electric Company		15,528,500
	360,000	Owens Corning (a)		13,672,800
	300,000	United Technologies Corporation		32,346,000
			(Cost $46,839,782)	61,547,300
	COMMERCIAL AND PROFESSIONAL SERVICES (6.6%)
	312,500	The ADT Corporation		12,706,250
	1,087,100	Republic Services, Inc.		36,265,656
	263,998	Towers Watson & Co. Class A		28,237,226
			(Cost $44,879,916)	77,209,132
			(Cost $91,719,698)	138,756,432

INFORMATION	SEMICONDUCTORS AND EQUIPMENT (2.4%)
TECHNOLOGY	286,850	ASML Holding N.V.	(Cost $4,285,794)	28,329,306
(14.0%)
	SOFTWARE AND SERVICES (1.9%)
	680,686	Microsoft Corporation	(Cost $17,329,639)	22,653,230
	TECHNOLOGY HARDWARE AND EQUIPMENT (9.7%)
	67,000	Apple Inc.		31,942,250
	820,000	Cisco Systems, Inc.		19,213,420
	615,000	EMC Corporation		15,719,400
	700,000	QUALCOMM Incorporated		47,124,000
			(Cost $73,800,999)	113,999,070
			(Cost $95,416,432)	164,981,606

MISCELLANEOUS		Other (e)	(Cost $51,443,964)	53,686,386
(4.6%)

TELECOMMUNICATION	523,100	Vodafone Group plc ADR	(Cost $13,766,306)	18,402,658
SERVICES (1.6%)

	TOTAL COMMON STOCKS (104.6%)		(Cost $680,453,035)	1,230,171,213

	Contracts
PUT OPTION	(100 shares each)	COMPANY/EXPIRATION DATE/STRIKE PRICE
ENERGY (0.0%)	4,000	Weatherford International Ltd./January 18, 2014/$15	(Cost $382,142)	384,000

			Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS		(note 1a)
136,079,286	SSgA U.S. Treasury Money Market Fund (11.6%)	(Cost $136,079,286)	$136,079,286
TOTAL INVESTMENTS (f) (116.2%)		(Cost $816,914,463)	1,366,634,499
Liabilities in excess of cash, receivables and other assets (0.0%)			(489,457)
PREFERRED STOCK (-16.2%)			(190,117,175)

NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$1,176,027,867

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Level 3 fair value measurement, restricted security acquired in three installments as follows: 425,000 shares on 11/4/09, unit cost $20.00 per share;
150,000 shares on 4/2/13, unit cost $14.80 per share; and 100,000 shares on 4/11/13, unit cost $14.05 per share. Fair value is $15.00 per share, note
2. Fair value is based upon bid and/or transaction prices provided via the NASDAQ OMX PORTAL Alliance trading and transfer system for privately placed equity securities traded in the over-the-counter market among qualified investors and an evaluation of book value per share. Amount represents
.86% of net assets.
(c) Level 3 fair value measurement, restricted security exchanged from Class A shares on 5/21/12, aggregate cost $1,500,000, unit cost is $20.00 per share and fair value is $14.25 per share, note 2. Fair value is based upon a judgmentally discounted bid price provided via the NASDAQ OMX PORTAL
Alliance trading and transfer system for privately placed equity securities traded in the over-the-counter market among qualified investors and an evalua-
tion of book value per share. Amount represents .09% of net assets.
(d) Level 3 fair value measurement, restricted security acquired 11/3/09, aggregate cost $10,748,000, unit cost is $200.90 per share and fair value is $275.00 per share, note 2. Fair valuation was based upon a market approach using valuation metrics (market price-earnings and market price-book value mul-
tiples), and changes therein, relative to a peer group of companies established by the underwriters as well as actual transaction prices resulting from limited trading in the security. Significant increases (decreases) in the relative valuation metrics of the peer group companies may result in higher (lower) esti-
mates of fair value. As of period end, valuation is based upon a discount to the estimated acquisition price of the company by its acquiror, Global Atlantic
Financial Group. Closing of the transaction and the final determination of the purchase price, approximately book value, is expected to take place as of
December 31, 2013. Fair valuation will change, and likely increase, as the closing date of the acquisition approaches. Amount represents 1.25% of net assets.
(e) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(f) At September 30, 2013 the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, aggregate gross unrealized appreciation was $559,282,722, aggregate gross unrealized depreciation was $9,562,686, and net unrealized appreciation was $549,720,036.

	Contracts		Value
CALL OPTION	(100 shares each)	COMPANY/EXPIRATION DATE/STRIKE PRICE	(note 1a)
ENERGY	4,000	Weatherford International Ltd./February 22, 2014/$17 (Premium Deposited with Broker $285,852)	$276,000

(see notes to unaudited financial statements)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

                                                                                                  3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2013:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,204,264,963	-	$25,906,250	$1,230,171,213
Purchased Option	384,000	-	-	384,000
Money Market	136,079,286	-	-	136,079,286
Total	$1,340,728,249	-	$25,906,250	$1,366,634,499

Liabilities
Options Written	($276,000)			($276,000)

The aggregate value of Level 3 portfolio investments changed during the three months ended March 31,
2013 as follows:

Change in portfolio valuations using significant unobservable inputs	Level 3
Fair value at December 31, 2012	$21,218,125
Purchases	3,623,750
Net change in unrealized appreciation on investments	1,064,375
Fair value at September 30, 2013	$25,906,250

The increase in net unrealized appreciation included in the results of operations attributable to Level 3 assets held at September 30, 2013 and reported within the caption Net change in unrealized appreciation in the Statement of Operations:
$1,064,375

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2013, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2013, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-
2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 22, 2013

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: October 22, 2013